REVENUES FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
REVENUES FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues from contracts with customers disaggregated by product category and timing of transfer

The following table presents total revenue from contracts with customers disaggregated by investment product for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Revenue From Contracts With Customers	2025	2024	2025	2024
Variable annuities and other insurance commissions	$24,575	$25,025	$50,653	$50,070
Mutual fund commissions	5,914	5,479	11,535	9,908
Securities commissions	2,571	2,224	6,017	5,588
Alternative investments	938	935	6,932	2,491
Advisory fees	6,627	6,320	13,542	12,004
Total Revenue From Contracts With Customers	$40,625	$39,983	$88,679	$80,061

The following tables presents sales-based and trailing revenues disaggregated by product category for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Sales-based (Point in time)	2025	2024	2025	2024
Variable annuities and other insurance commissions	$10,523	$11,592	$20,435	$21,030
Mutual fund commissions	854	1,107	2,065	2,525
Securities commissions	2,571	2,224	6,017	5,588
Alternative investments	921	926	6,762	2,473
Total Sales Based Revenues	$14,869	$15,849	$35,279	$31,616

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Trailing (Over time)	2025	2024	2025	2024
Variable annuities and other insurance commissions	$14,052	$13,433	$30,218	$29,040
Mutual fund commissions	5,060	4,372	9,471	7,383
Advisory fees	6,627	6,320	13,542	12,004
Alternative investments	17	9	170	18
Total Trailing Revenues	25,756	24,134	53,400	48,445
Total Revenue From Contracts With Customers	$40,625	$39,983	$88,679	$80,061

The following table presents total revenues from contracts with customers disaggregated by investment product for the years ended December 31 (in thousands):

	For the years ended December 31,
Revenue From Contracts With Customers	2024	2023
Variable annuities and other insurance commissions	$100,434	$102,218
Mutual fund commissions	21,134	19,022
Securities commissions	11,788	10,810
Alternative investments	6,096	6,141
Advisory fees	24,939	21,668
Total Revenue From Contracts With Customers	$164,391	$159,859

The following tables presents sales-based and trailing revenues disaggregated by product category for the years ended December 31 (in thousands):

Sales-based (Point in time)	2024	2023
Variable annuities and other insurance commissions	$40,852	$52,209
Mutual fund commissions	4,204	5,422
Securities commissions	11,788	10,810
Alternative investments	5,983	6,084
Total Sales Based Revenues	$62,827	$74,525

Trailing (Over time)	2024	2023
Variable annuities and other insurance commissions	$59,582	$50,009
Mutual fund commissions	16,930	13,600
Advisory fees	24,939	21,668
Alternative investments	113	57
Total Trailing Revenues	101,564	85,334
Total Revenue From Contracts With Customers	$164,391	$159,859